Note 13 - Investments in Non-consolidated Companies - Summary of Selected Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Non-current assets	$ 9,468,258	$ 9,428,517
Current assets	4,981,173	4,287,672
Total assets	14,449,431	13,716,189	$ 14,842,991
Non-current liabilities	784,084	1,103,241
Current liabilities	1,559,645	1,166,475
Total liabilities	2,343,729	2,269,716
Total equity	12,105,702	11,446,473	12,186,372	$ 11,875,492
Non-controlling interests	145,124	183,585
Revenues	6,521,207	5,146,734	7,294,055
Gross profit	1,909,605	1,059,417	2,186,560
Net income for the year attributable to owners of the parent	1,100,191	(634,418)	742,686
Total comprehensive income for the year, net of tax, attributable to owners of the parent	1,016,434	(643,435)	$ 690,095
Ternium S.A. [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	8,491,363	8,289,460
Current assets	8,606,544	4,566,775
Total assets	17,097,907	12,856,235
Non-current liabilities	1,649,105	2,559,485
Current liabilities	3,213,764	1,853,597
Total liabilities	4,862,869	4,413,082
Total equity	12,235,038	8,443,153
Non-controlling interests	1,700,019	1,157,038
Revenues	16,090,744	8,735,435
Gross profit	6,195,674	1,635,512
Net income for the year attributable to owners of the parent	3,825,068	778,468
Total comprehensive income for the year, net of tax, attributable to owners of the parent	3,818,185	666,667
Usiminas [member]
Disclosure of unconsolidated structured entities [line items]
Non-current assets	3,491,103	3,487,317
Current assets	3,583,814	2,276,368
Total assets	7,074,917	5,763,685
Non-current liabilities	1,575,321	1,661,605
Current liabilities	1,134,663	861,912
Total liabilities	2,709,984	2,523,517
Total equity	4,364,933	3,240,168
Non-controlling interests	467,551	379,222
Revenues	6,269,569	3,132,949
Gross profit	2,101,336	624,199
Net income for the year attributable to owners of the parent	$ 1,687,682	$ 106,361